March 7, 2002
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:       Evergreen Equity Trust (the "Trust")
          Nos. 333-37453/811-08413
               Evergreen Special Values Fund


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 37 to Registration Statement Nos. 333-37453/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on March 5, 2002.

     If you have any questions or would like further information, please call me at (617) 210-3662.

                                           Very truly yours,

                                           /s/ Elizabeth Smith

                                           Elizabeth Smith